UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D/A

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

                For the monthly distribution period from
                  August 28, 2007 to September 25, 2007

        Commission File Number of issuing entity:  333-133181-04

                        BCAP LLC Trust 2007-AA1
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-138183

                              BCAP LLC
         (Exact name of depositor as specified in its Charter)

                          Barclays Bank PLC
                          Sutton Funding LLC
          (Exact name of sponsor as specified in its Charter)

                              New York
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                  Group I Pooling Tier Remic-1  20-8658608
                  Group I Pooling Tier Remic-2  20-8658657
                    Group I Lower Tier Remic  20-8658740
                    Group I Upper Tier Remic  20-8658802
                      Grantor Trust  20-7314552
                  (I.R.S. Employer Identification No.)

       Care of Deutsche Bank National Trust Company as Trustee
             1761 East St. Andrew Place, Santa Ana CA
      (Address of principal executive offices of the issuing entity)
                               92705
                            (Zip Code)

   Registrant's Telephone Number, Including Area Code:  (212) 412-4000

                                  NONE
     (Former name or former address, if changed since last report)

                Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class I-A-1         [ ]             [ ]             [X]        Not Applicable
Class I-A-2         [ ]             [ ]             [X]        Not Applicable
Class I-A-3         [ ]             [ ]             [X]        Not Applicable
Class I-A-4         [ ]             [ ]             [X]        Not Applicable
Class I-M-1         [ ]             [ ]             [X]        Not Applicable
Class I-M-2         [ ]             [ ]             [X]        Not Applicable
Class I-M-3         [ ]             [ ]             [X]        Not Applicable
Class I-M-4         [ ]             [ ]             [X]        Not Applicable
Class I-M-5         [ ]             [ ]             [X]        Not Applicable
Class I-M-6         [ ]             [ ]             [X]        Not Applicable
Class I-M-7         [ ]             [ ]             [X]        Not Applicable
Class I-M-8         [ ]             [ ]             [X]        Not Applicable
Class II-A-1        [ ]             [ ]             [X]        Not Applicable
Class II-A-2        [ ]             [ ]             [X]        Not Applicable
Class II-M-1        [ ]             [ ]             [X]        Not Applicable
Class II-M-2        [ ]             [ ]             [X]        Not Applicable
Class II-M-3        [ ]             [ ]             [X]        Not Applicable
Class II-M-4        [ ]             [ ]             [X]        Not Applicable
Class II-M-5        [ ]             [ ]             [X]        Not Applicable
Class II-M-6        [ ]             [ ]             [X]        Not Applicable
Class II-M-7        [ ]             [ ]             [X]        Not Applicable
Class II-M-8        [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]

PART I   DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         On November 15, 2007 a revision was made to the September 25, 2007 distribution which was made to the holders of BCAP LLC Trust 2007-AA1. This amendment restates the reporting of Advanced Principal in Principal collection, Interest advanced in Interest collection, and Interest Other Accounts in the Collection Summary.

         The Amended Distribution Report is attached as an Exhibit to this Form 10-D/A. Please see item 9(b), Exhibit 99.1 for the related information.

PART II  OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.
         (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

         (99.1) Amended Monthly Report distributed to holders of BCAP LLC Trust
                2007-AA1, relating to the September 25, 2007 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed in the Exhibit Index that immediately follows the signature page hereof.


                               SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                        BCAP LLC
                                        (Depositor)

                                        /s/ Tom Hamilton
                                        Name:  Tom Hamilton
                                        Title: President and Chief
                                               Executive Officer

     Date:  November 16, 2007

EXHIBIT INDEX

Exhibit Number

   EX-99.1 Amended Monthly Report distributed to holders of BCAP LLC Trust 2007-AA1, relating to the September 25, 2007 distribution.